ROU ASSET AND LEASES	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Rou Asset And Leases
ROU ASSET AND LEASES

NOTE 13 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. The Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected not to recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

In January 2025, the Company entered into a supplemental agreement amending its existing PRC factory lease agreement (original Contract effective from 2021) with the lessor. The amendment reduces the leased area of the existing factory space.

The Company determined that the amendment qualifies as a lease modification under ASC 842-10-25-8 because it decreases the scope of the leased asset (reduced factory space) without granting additional rights of use, and the decrease in consideration is commensurate with the reduced scope, adjusted for market conditions and the Company’s circumstances. This modification is accounted for as a partial termination of the existing lease.

The amendments were accounted for as lease modifications effective February 1, 2025. Per ASC 842-10-25-8, the lease liability was remeasured at the modification date as the present value of the revised lease payments over the remaining term, discounted using the Company’s incremental borrowing rate of 4.75% (the rate implicit in the lease was not readily determinable). The ROU asset was adjusted proportionately to reflect the reduction in leased area, with any difference between the reduction in the ROU asset and the lease liability recognized as a loss of $19,396 in net loss during the year ended August 31, 2025.

The following is a summary of ROU asset and operating lease liabilities:

	May 31, 2026	August 31, 2025
Assets:
ROU asset	$46,456	$91,408

Liabilities:
Current:
Operating lease liabilities	$50,342	$63,262
Non-current
Operating lease liabilities	-	34,774
Total lease liabilities	$50,342	$98,036

As of May 31, 2026, the remaining maturities of lease liabilities were as follows:

Operating lease
2026	$50,342
2027	-
Total	$50,342

NOTE 13 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. The Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

In January 2025, the Company entered into a supplemental agreement amending its existing PRC factory lease agreement (original Contract effective from 2021) with the lessor. The amendment reduces the leased area of the existing factory space.

The Company determined that the amendment qualifies as a lease modification under ASC 842-10-25-8 because it decreases the scope of the leased asset (reduced factory space) without granting additional rights of use, and the decrease in consideration is commensurate with the reduced scope, adjusted for market conditions and the Company’s circumstances. This modification is accounted for as a partial termination of the existing lease.

The amendments were accounted for as lease modifications effective February 1, 2025. Per ASC 842-10-25-8, the lease liability was remeasured at the modification date as the present value of the revised lease payments over the remaining term, discounted using the Company’s incremental borrowing rate of 4.75% (the rate implicit in the lease was not readily determinable). The ROU asset was adjusted proportionately to reflect the reduction in leased area, with any difference between the reduction in the ROU asset and the lease liability recognized as a loss of $19,396 in net loss.

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2025	August 31, 2024
Assets:
ROU asset	$91,408	$199,647

Liabilities:
Current:
Operating lease liabilities	$63,262	$99,445
Non-current
Operating lease liabilities	34,774	108,891
Total lease liabilities	$98,036	$208,336

As of August 31, 2025, the remaining maturities of lease liabilities were as follows:

Operating lease
2026	$63,262
2027	34,774
Total	$98,036